Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 23, 2026	Mar. 09, 2026	Feb. 11, 2026	Feb. 06, 2026	Jan. 23, 2026	Mar. 03, 2026
Subsequent Events [Line Items]
Unpaid taxes						$ 1,911,624
Stifel [Member]
Subsequent Events [Line Items]
Payable to the company			$ 550,000
Advisory fees			$ 1,200,000
B H, Inc. [Member]
Subsequent Events [Line Items]
Payable to the company		$ 1,455,589
Cash payment		$ 750,000
Minimum [Member]
Subsequent Events [Line Items]
Invested additional purchase of shares (in Shares)	450,000
Maximum [Member]
Subsequent Events [Line Items]
Invested additional purchase of shares (in Shares)	4,500
Series A Convertible Preferred Stock [Member] | Creto IRRX PIPE Investment [Member]
Subsequent Events [Line Items]
Shares investment value				$ 2,750,000	$ 2,550,000
Shares investment (in Shares)				27,500	25,500
Series A Convertible Preferred Stock [Member] | B H, Inc. [Member]
Subsequent Events [Line Items]
Issued shares (in Shares)		7,056
Discharge of payment		$ 1,455,589
IRS [Member]
Subsequent Events [Line Items]
Unpaid taxes						$ 342,651